Bank Loans - Schedule of Aggregate Maturities of Loans (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Aggregate annual principal payments of loans payable
2025	$ 211,919
2026	69,221
2027	1,678
2028	3,191
2029	4,795
Thereafter	84,955
Total	$ 375,759